SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense in Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component of income before provision for income taxes:
Stock-based compensation expense	$ 4,684	$ 2,782	$ 5,737
Cost of revenue [Member]
Component of income before provision for income taxes:
Stock-based compensation expense	753	597	902
Research and development, net [Member]
Component of income before provision for income taxes:
Stock-based compensation expense	1,034	527	714
Selling, general and administrative [Member]
Component of income before provision for income taxes:
Stock-based compensation expense	$ 2,897	$ 1,658	$ 4,121